Income taxes - Tax expense related to continuing operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Current	$ 10,121	$ 4,687
Deferred	193	(4,580)
Income tax expense	10,314	107
Canada
Income taxes
Current		860
Deferred	(1,291)	(4,468)
International
Income taxes
Current	10,121	3,827
Deferred	$ 1,484	$ (112)